Note 6 - Related Party Transactions (Details Textual)					12 Months Ended
	Jan. 07, 2018 USD ($)	Jan. 01, 2018	Jan. 01, 2012 EUR (€)	Jan. 01, 2011	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Related Party Transaction, Agreement Term (Year)		5 years		5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee		5.00%	5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €			€ 685
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up | €			€ 342.50
Due to Related Parties, Current, Total					$ 2,984,759		$ 1,547,210
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €						€ 685		€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction					2,018,800		1,964,536		$ 1,701,340
Eurobulk Ltd. [Member] | Annual Compensation [Member]
Related Party Transaction, Amounts of Transaction	$ 1,250,000				$ 1,250,000		1,250,000		731,456
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage					1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage					1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party					$ 294,933		359,868		324,178
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage					1.00%	1.00%
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party					$ 40,962		65,924		48,734
Related Party Transaction, Commission on Premium, Maximum, Percentage					5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party					$ 81,947		$ 82,405		$ 66,292
Related Party Transaction, Amounts of Transaction per Crew Member per Month					$ 50